Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Ordinary shares	Additional paid-in capital	Statutory surplus reserve	Retained earnings	Accumulated other comprehensive income (loss)	Total
Balance at Mar. 31, 2017	$ 11,500	$ 4,500,708	$ 2,008,019	$ 17,779,327	$ (986,452)	$ 23,313,102
Balance, shares at Mar. 31, 2017	23,000,000
Capital contributions		221,421				221,421
Net income for the year				17,489,940		17,489,940
Interest payable forgiven by the related parties		352,906				352,906
Foreign currency translation adjustment					3,174,257	3,174,257
Balance at Mar. 31, 2018	$ 11,500	5,075,035	2,008,019	35,269,267	2,187,805	44,551,626
Balance, shares at Mar. 31, 2018	23,000,000
Capital contributions		627,628				627,628
Net income for the year				18,721,979		18,721,979
Statutory reserve			56,077	(56,077)
Foreign currency translation adjustment					(2,985,586)	(2,985,586)
Balance at Mar. 31, 2019	$ 11,500	$ 5,702,663	$ 2,064,096	$ 53,935,169	$ (797,781)	$ 60,915,647
Balance, shares at Mar. 31, 2019	23,000,000